UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number:  811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia  24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia  24501

Copy to:

R. Darrell Mounts, Esq.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, NW

Washington, D.C.  20036

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

Item 1. Reports to Shareholders

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API EFFICIENT FRONTIER INCOME FUND

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2004

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Growth Fund	4-5
Capital Income Fund	7-8
Multiple Index Fund	10
Value Fund	12-13
Income Fund	15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statement of Cash Flows	18

Statements of Changes in Net Assets	19-20

Financial Highlights
Growth Fund	21
Capital Income Fund	22
Multiple Index Fund	23
Value Fund	24
Income Fund	25

Notes to Financial Statements	26-29

Expense Examples	30

Other Information	32

Dear Fellow Shareholders:

The strong rally in U.S. equity markets that began in 2003 continued through the end of 2004. Improving economic conditions and strong corporate earnings provided a favorable backdrop for the rally early in 2004. Most U.S. equity markets hit their peak in the first half and then moved sideways or downward before recovering in the later part of the year. Rising oil prices, a slower year-over-year pace for earnings growth as the year progressed, and inconsistent economic reports were some of the factors contributing to volatile economic conditions following the highs in the early parts of 2004.

We are pleased to provide you with the API Trust semi-annual report for our four Efficient Frontier equity funds: the Growth Fund, Capital Income Fund, Value Fund and Multiple Index Fund, as well as our fixed income fund, the Efficient Frontier Income Fund.

The following table summarizes performance for the share classes with the longest performance record in each of the five funds for the six months ended November 30, 2004 and for the twelve months ended December 31, 2004. Keep in mind that past performance may not indicate how the funds will perform in the future.

	6 Months Ended Nov. 30	12 Months Ended Dec. 31
Growth—Class C	+9.22%	+13.27%
Capital Income—Class D	+10.82%	+11.61%
Multiple Index—Advisor Class	+8.47%	+12.79%
Value—Class C	+13.01%	+17.01%
Income—Advisor Class	+0.09%	+0.07%

STRATEGY

Our overall strategy going forward is the same as in the past. We are dedicated to providing efficient and favorable asset allocation to you, our individual shareholders. Our four equity funds employ the broadest diversification that we believe is available within the fund industry. The holdings within the funds include individual stocks, bonds, specialized institutional funds, exchange traded index funds, and closed-end funds. All of the above mentioned securities are critical for efficient access to today’s free market global marketplace. As we look forward to the future, peace of mind comes with managing risk through diversification.

LOOKING FORWARD

For the first time in many years, we believe that the U.S. market is no longer gripped by the irrational exuberance of the late 1990s or the irrational pessimism of the first years of the new millennium. Instead, we think that this market will reward or penalize companies based on how well those companies perform. As a result, heading into 2005, we expect to see steady and rational gains with less volatility than in past years. Relative to impressive corporate earnings growth and low interest rates, we believe that many U.S. companies are undervalued, and that those achieving solid, double-digit earnings should command better prices in the year ahead.

Investors still had many reasons to celebrate this holiday season. Indeed, 2004 turned out to be a good year for equities courtesy of the post-election run. Still, it’s important to remember that much of the past year was a lackluster one for the stock market. In fact, the major indices made little headway in the first ten months of the year. The forces that gave us this uninspiring environment are still in place, in our opinion, although they were temporarily overshadowed in recent months by the end of election uncertainty and a steep drop in oil prices. At the heart of the issue for equities is a change in monetary policy from the U.S. central bank, and it is difficult to see how the stock market could rise significantly with the Federal Reserve in tightening mode. As such, we would expect 2005 to look a lot like 2004. The markets should remain under pressure as long as “Fed uncertainty” reigns.

In closing, we remain optimistic about the prospects for financial reward. The future will probably resemble the past as free markets and the growth of free enterprise translate into superior performance for investors.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	Certified Fund Specialist

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2004 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2004

(Unaudited)

	Shares	Value
MUTUAL FUNDS — 73.1%
China Region Funds — 2.9%
Matthews China Fund	104,409	$1,537,949

Emerging Markets Funds — 3.5%
Third Millennium Russia Fund	30,391	1,225,358
Vontobel Eastern Europe Equity Fund	34,540	631,383

		1,856,741

Flexible Portfolio Funds — 6.7%
ProFunds Rising Rates Opportunity Fund	163,552	3,583,415

Global Funds — 5.5%
CSI Equity Fund	61,585	918,842
Oakmark Global Fund	93,953	2,026,557

		2,945,399

International Funds — 7.5%
Harbor International Fund	41,542	1,748,920
Oakmark International Small Cap Fund	114,409	2,274,451

		4,023,371

Japanese Funds — 2.4%
Matthews Japan Fund	83,763	1,269,855

Large Cap Core Funds — 4.1%
ProFunds Bull Fund	41,007	2,183,187

Large Cap Growth Funds — 7.1%
Alger Large Cap Growth Fund	164,575	1,551,943
Rydex OTC Fund	211,309	2,229,314

		3,781,257

Large Cap Value Funds — 2.6%
Legg Mason Value Trust — Navigator	21,023	1,408,143

Mid Cap Core Funds — 2.7%
Legg Mason Special Investment Trust	26,686	1,417,031

Mid Cap Growth Funds — 2.9%
Alger Mid Cap Growth Fund	179,383	1,526,550

Money Market Funds — 1.3%
Government Obligations Fund	682,138	682,138

Multi Cap Growth Funds — 2.9%
Alger Capital Appreciation Fund	189,728	1,557,669

Pacific Region Funds — 5.7%
Matthews Korea Fund	328,819	1,505,989
Matthews Pacific Tiger Fund	101,064	1,565,482

		3,071,471

	Shares	Value
Small Cap Core Funds — 9.4%
Buffalo Small Cap Fund	55,921	$1,535,033
ProFunds Small Cap Fund	94,247	3,512,584

		5,047,617

Small Cap Growth Fund — 5.9%
Alger Small Cap Growth Fund	352,972	1,602,491
Turner Small Cap Growth Fund	65,349	1,531,788

		3,134,279

Total Mutual Funds (cost $32,203,125)		39,026,072

COMMON STOCKS — 19.8%
Communications — 2.0%
CommScope, Inc.	32,100	620,172
Nuance Communications, Inc.	105,000	453,600

		1,073,772

Computers — Software — 3.5%
Autodesk, Inc.	14,000	784,920
FindWhat.com	23,500	453,080
Yahoo! Inc.	17,000	639,540

		1,877,540

Conglomerates — 1.1%
ChoicePoint, Inc.	13,500	591,975

Financial Services — 1.0%
National Financial Partners Corp.	15,000	521,100

Industrial Services — 1.7%
Verisign, Inc.	28,000	921,200

Instruments and Controls — 1.7%
Garmin Ltd.	15,200	884,944

Media — TV/Newspaper — 1.0%
USA Interactive, Inc.	22,000	543,180

Medical Instruments/Supplies — 2.3%
Patterson Dental Company	14,000	572,040
PolyMedica Corporation	18,000	639,900

		1,211,940

Office Products/Services — 1.3%
Websense, Inc.	15,000	720,900

Retailers — Specialty — 0.8%
Tractor Supply Co.	14,000	444,080

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2004

(Unaudited)

	Shares	Value
Securities Brokers — 3.4%
Goldman Sachs	5,500	$576,180
Jefferies Group, Inc.	14,000	568,680
Legg Mason, Inc.	9,750	664,365

		1,809,225

Total Common Stocks (cost $7,857,144)		10,599,856

EXCHANGE TRADED FUNDS — 7.1%
i Shares Russell 1000	11,000	522,500
i Shares Russell 2000	8,000	521,200
i Shares Russell 3000	13,000	502,060
i Shares Russell Mid Cap Growth	7,500	605,775
i Shares S&P 500 Barra	8,800	497,376
i Shares S&P Mid Cap 400	4,000	516,680
i Shares S&P Small Cap	6,000	630,600

Total Exchange Traded Funds (cost $3,236,736)		3,796,191

Total Investments (cost $43,297,005)		$53,422,119

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2004 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2004

(Unaudited)

	Shares	Value
MUTUAL FUNDS — 54.7%.
China Region Funds — 3.2%
Matthews China Fund	44,148	$650,295

Emerging Markets Funds — 4.7%
Third Millennium Russia Fund	6,498	261,985
Vontobel Eastern Europe Equity Fund	38,504	703,850

		965,835

Flexible Portfolio Funds — 11.8%
Alger Balanced Fund	27,670	529,054
ProFunds Rising Rates Opportunity Fund	85,685	1,877,349

		2,406,403

Global Funds — 2.6%
China U.S. Growth	44,723	536,673

Gold Oriented Funds — 3.6%
ProFunds Ultra Precious Metals Fund	21,705	720,164

Health/Biotechnology Funds — 1.6%
Alger Health Sciences Fund	22,883	320,595

International Funds — 3.0%
Longleaf Partners International Fund	40,403	599,580

Japanese Funds — 5.7%
Matthews Japan Fund	28,608	433,694
ProFunds Ultra Japan Fund	23,941	719,427

		1,153,121

Large Cap Core Funds — 1.5%
Thompson Plumb Blue Chip Fund	22,578	297,804

Money Market Funds — 4.7%
Government Obligations Fund	956,991	956,991

Multi Cap Value Funds — 3.4%
Clipper Fund, Inc.	3,195	286,694
Longleaf Partners Fund	13,154	399,737

		686,431

Pacific Region Funds — 6.2%
Matthews Asian Growth & Income Fund	41,699	678,438
Matthews Pacific Tiger Fund	37,299	577,759

		1,256,197

Real Estate Funds — 1.7%
CGM Realty Fund	11,819	344,762

	Shares	Value
Small Cap Core Funds — 1.0%
Satuit Capital Micro Cap Fund	9,145	$201,463

Total Mutual Funds (cost $9,862,819)		11,096,314

COMMON STOCKS — 36.4%
Banks — 10.9%
AmSouth Bancorporation	14,000	363,020
Bank of America Corp.	7,000	323,890
Citi Group	8,000	358,000
J.P. Morgan Chase & Co.	12,000	451,800
Regions Financial Corp.	10,000	349,900
Wells Fargo & Co.	6,000	370,620

		2,217,230

Basic Materials/Chemicals — 1.6%
du Pont (E.I.) de Nemours & Co.	7,000	317,240

Building Materials/Supplies — 1.7%
PPG Industries, Inc.	5,000	337,350

Conglomerates — 4.1%
RPM International, Inc.	21,000	388,290
Textron, Inc.	6,000	435,720

		824,010

Energy — Oil — 1.8%
Marathon Oil Corp.	9,000	354,960

Financial Services — 3.3%
Alliance Capital Management Ltd.	9,000	356,760
Allied Capital Corp.	11,000	303,820

		660,580

Hospital/Medical Care — 1.9%
Corrections Corp. of America	10,000	395,000

Industrial Services — 1.7%
StarTek, Inc.	12,000	345,120

Insurance — 5.9%
American National Insurance	3,500	355,775
Hartford Financial Services	6,000	384,000
ING Group	17,000	466,310

		1,206,085

Savings & Loan’s/Thrifts — 1.8%
Washington Mutual	9,000	366,390

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2004

(Unaudited)

	Shares	Value
Tobacco — 1.7%
Altria	6,000	$344,940

Total Common Stocks (cost $6,054,306)		7,368,905

CLOSED END FUNDS — 2.3%
Latin American Discovery Fund	26,500	466,665

Total Closed End Funds (cost $311,228)		466,665

EXCHANGE TRADED FUNDS — 6.6%
i Shares Dow Jones U.S. Utilities Index	10,000	673,000
i Shares Select Dividend Index	11,000	670,560

Total Exchange Traded Funds (cost $1,067,180)		1,343,560

Total Investments (cost $17,295,533)		$20,275,444

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2004 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

November 30, 2004

(Unaudited)

	Shares	Value
MUTUAL FUNDS — 37.6%
Flexible Portfolio Funds — 11.5%
Rydex Juno Fund	154,653	$2,955,421

Large Cap Core Funds — 11.3%
North Track S&P 100 Plus Portfolio	33,190	1,053,435
Rydex Core Equity Fund	123,249	1,862,288

		2,915,723

Money Market Funds — 1.6%
Government Obligations Fund	411,512	411,512

Multi Cap Growth Funds — 9.1%
Rydex OTC Fund	222,020	2,342,313

Science & Technology Funds — 4.1%
North Track Tech 100 Index Portfolio	48,304	1,055,445

Total Mutual Funds (cost $9,370,011)		9,680,414

	Shares	Value
EXCHANGE TRADED FUNDS — 62.4%
Diamonds Trust Series	12,000	$1,251,720
i Shares Dow Jones U.S. Financial Sector	8,000	754,560
i Shares Goldman Sachs Networking	28,500	858,990
i Shares Goldman Sachs Semiconductor	13,000	682,500
i Shares Goldman Sachs Software	19,000	774,250
i Shares MSCI — Austria	25,000	539,750
i Shares MSCI Emerging Markets	4,500	877,770
i Shares MSCI — Hong Kong	90,000	1,085,400
i Shares MSCI — Japan	75,000	773,250
i Shares MSCI — Spain	15,000	507,000
i Shares MSCI — Sweden	25,000	528,750
i Shares MSCI — Taiwan	61,000	686,860
i Shares MSCI — United Kingdom	27,000	479,520
i Shares Russell 1000 Index	21,000	1,329,510
i Shares S&P Latin America 40	14,000	1,049,160
Rydex S&P Equal Weight ETF	9,000	1,359,000
SPDR — S&P Mid Cap 400 Index	15,000	1,752,000
StreetTRACKS Morgan Stanley High Tech 35 Index Fund	16,000	782,880

Total Exchange Traded Funds (cost $13,750,319)		16,072,870

Total Investments (cost $23,120,330)		$25,753,284

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2004 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS — 65.5%
Aerospace/Defense — 1.6%
Boeing Company	12,000	$642,840

Banks — 7.0%
Bank of America Corp.	14,000	647,780
Citi Group	11,000	492,250
J.P. Morgan Chase & Co.	14,000	527,100
Mellon Financial Corp.	18,000	525,960
Wachovia Corp.	11,500	595,125

		2,788,215

Basic Materials — 1.8%
Metal Management, Inc.	27,500	722,700

Communications — 1.9%
Safenet, Inc.	21,000	748,860

Computers — Hardware — 1.7%
Solectron Corp.	110,000	687,500

Consumer Products/Services — 1.4%
Fortune Brands	7,000	549,360

Diversified Technology — 1.5%
Tyco International Limited	17,500	594,475

Drug Stores — 1.5%
CVS Corp.	13,000	589,810

Electrical Equipment — 1.5%
Thomas Industries	15,500	607,290

Electronics — 1.3%
Flextronics International Limited	36,500	523,775

Energy — 3.1%
Headwaters, Inc.	19,000	608,570
Kerr McGee Corp.	10,000	622,300

		1,230,870

Financial Services — 10.3%
American Express Co.	9,500	529,245
Capital One Financial	8,000	628,640
Chicago Mercantile Exchange Holdings	3,500	684,985
CIT Group	15,000	641,250
Friedman Billings Ramsey Group	28,000	535,360
MBNA Corp.	20,000	531,200
Moody’s Corp.	7,000	565,250

		4,115,930

	Shares	Value
Heavy Machinery/Equipment — 1.3%
CNH Global	27,000	$505,980

Home Construction — 1.5%
Beazer Homes USA	5,000	620,000

Hospital/Medical Care — 7.7%
Anthem, Inc.	6,500	658,645
Cross Country, Inc.	29,000	514,750
Gentiva Health Services	34,000	566,100
Sunrise Senior Living, Inc.	16,000	687,200
United Health Group	8,000	662,800

		3,089,495

Insurance — 2.7%
Chubb Corp.	7,500	571,575
Erie Indemnity Co.	10,000	521,800

		1,093,375

Media — TV/Newspaper — 1.3%
Liberty Media	50,000	516,500

Medical Instruments/Supplies — 1.3%
MIM Corporation	79,000	511,130

Office Products/Services — 1.6%
Affiliated Computer Services	11,000	650,980

Railroads — 1.5%
Norfolk Southern Corp.	17,000	583,610

S & L’s/Thrifts — 1.4%
Webster Financial Corp.	11,000	550,550

Securities Brokers — 10.6%
Bear Stearns Cos., Inc.	7,000	683,060
E-Trade Group	47,000	651,420
Goldman Sachs	6,000	628,560
Legg Mason Inc.	9,000	613,260
Lehman Brothers Holdings Inc.	7,000	586,460
Merrill Lynch & Co., Inc.	10,000	557,100
Morgan Stanley, Dean Witter, Discover & Co.	10,000	507,500

		4,227,360

Total Common Stocks (cost $18,598,392)		26,150,605

MUTUAL FUNDS — 24.2%
Flexible Portfolio Funds — 4.5%
ProFunds Rising Rates Opportunity Fund	82,049	1,797,699

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2004

(Unaudited)

	Shares	Value
Large Cap Value Funds — 3.5%
ProFunds Large Cap Value Fund	32,573	$1,395,765

Mid Cap Core Funds — 3.4%
Legg Mason Opportunity Trust	90,773	1,341,622

Mid Cap Value Funds — 3.5%
ProFunds Mid Cap Value Fund	37,274	1,397,764

Multi Cap Growth Funds — 6.8%
ProFunds OTC Fund	24,736	1,499,472
ProFunds Ultra OTC Fund	52,063	1,239,618

		2,739,090

Small Cap Value Funds — 2.5%
ProFunds Small Cap Value Fund	25,361	998,080

Total Mutual Funds (cost $9,392,496)		9,670,020

CLOSED-END FUNDS — 1.3%
Royce Micro-Cap Trust	35,000	530,250

Total Closed-End Funds (cost $415,692)		530,250

EXCHANGE TRADED FUNDS — 9.0%
i Shares Russell 1000 Value	9,000	582,480
i Shares Russell 2000 Value	3,000	568,620
i Shares S&P Mid Cap 400 Barra Value	5,000	621,450
i Shares S&P Value	9,000	551,700
i Shares Small Cap 600	5,000	602,550
StreetTRACKS Dow Jones U.S. Small Cap Value Index Fund	3,500	645,540

Total Exchange Traded Funds (cost $2,499,655)		3,572,340

Total Investments (cost $30,906,235)		$39,923,215

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2004 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2004

(Unaudited)

	Principal/ Shares	Value
U.S. GOVERNMENT AGENCY NOTES — 26.2%
Federal Home Loan Mortgage Corp., 4.125%, due 9/1/2009	$2,500,000	$2,486,965
Federal National Mortgage Association, 3.5%, due 1/14/2011	1,500,000	1,490,690

Total U.S. Government Agency Notes (cost $3,997,425)		3,977,655

U.S. GOVERNMENT AGENCY POOLS — 57.0%
Federal Home Loan Mortgage Corp. Gold Pool, 4.5%, due 8/1/2019	979,319	973,375
Federal Home Loan Mortgage Corp. Gold Pool, 6.0%, due 8/1/2024	2,151,675	2,230,083
Federal National Mortgage Association Pool, 5.0%, due 8/1/2014	2,420,042	2,492,523
Federal National Mortgage Association Pool, 5.5%, due 8/1/2017	2,856,030	2,951,251

Total U.S. Government Agency Pools (cost $8,692,014)		8,647,232

U.S. TREASURY NOTES — 10.0%
United States Treasury Notes, 12.0%, due 5/15/2005	1,450,000	1,512,757

Total U.S. Treasury Notes (cost $1,520,873)		1,512,757

MONEY MARKET FUNDS — 6.8%
Government Obligations Fund	1,045,357	1,045,357

Total Investments (cost $15,255,669)		$15,183,001

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2004

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Assets
Investments at value (identified cost of $43,297,005; $17,295,533; $23,120,330; $30,906,235; and $15,255,669, respectively)	$53,422,119	$20,275,444	$25,753,284	$39,923,215	$15,183,001
Interest receivable					63,977
Receivable for shareholder purchases		259,124
Other assets	31,359	26,367	35,084	16,016	4,330

Total assets	53,453,478	20,560,935	25,788,368	39,939,231	15,251,308

Liabilities
Accrued distribution fees	41,206	9,695	5,184	21,671	2,739
Accrued advisory fees	35,260	9,875	14,395	22,536	5,060
Accrued accounting service fees	3,317	3,339	3,176	3,378	3,097
Borrowings for purchase of securities				8,476,000
Payable for shareholder redemptions		267,331
Accrued interest expense				25,008
Other liabilities	94,112	20,161	33,796	25,422	10,075

Total liabilities	173,895	310,401	56,551	8,574,015	20,971

Net assets	$53,279,583	$20,250,534	$25,731,817	$31,365,216	$15,230,337

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)
Advisor Class	195,696	24,683	1,406,660	77,995	1,069,271

Class C	4,538,150	283,103	605,221	1,775,306	364,404

Class D		803,504

Net asset value and offering price per share outstanding
Advisor Class	$11.30	$18.27	$12.80	$16.99	$10.64

Class C	$11.25	$18.20	$12.76	$16.92	$10.57

Class D		$18.23

Net assets consist of
Paid-in capital	$48,612,565	$17,848,004	$24,503,188	$21,699,567	$15,325,581
Accumulated net investment income (loss)	(641,918)	40,009	(122,331)	(294,746)	106,798
Accumulated net realized gain (loss) from security transactions	(4,816,178)	(617,390)	(1,281,994)	943,415	(129,374)
Unrealized appreciation (depreciation) on investments	10,125,114	2,979,911	2,632,954	9,016,980	(72,668)

Net assets applicable to outstanding shares of beneficial interest	$53,279,583	$20,250,534	$25,731,817	$31,365,216	$15,230,337

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Six Months Ended November 30, 2004

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Investment income
Dividends	$65,319	$207,310	$48,646	$190,665	$163,750
Interest	5,240	4,752	8,050	1,109

Total income	70,559	212,062	56,696	191,774	163,750

Expenses
Investment advisory fees	246,778	58,213	80,787	122,256	31,388
Distribution fees:
Class C	244,764	8,202	13,818	121,254	7,274
Class D		44,224
Accounting service fees	19,509	19,973	18,285	18,661	17,917
Transfer agent fees	88,778	35,240	38,101	45,274	23,916
Custodial fees	13,670	5,456	5,867	7,924	3,967
Professional fees	54,048	20,231	21,146	39,635	16,412
Registration fees	13,618	15,014	12,455	11,620	13,836
Trustee fees	8,500	1,182	1,182	1,182	1,182
Insurance	18,990	5,644	6,722	9,842	6,085
Shareholder reports	7,996	3,290	2,136	3,280	1,509
Miscellaneous	9,938	3,363	4,759	4,678	3,723

Total operating expenses	726,589	220,032	205,258	385,606	127,209
Less expenses waived by investment advisor	(14,112)	(920)	(26,231)	(9,134)	(33,571)

Net operating expenses	712,477	219,112	179,027	376,472	93,638
Interest expense				110,048

Total expenses	712,477	219,112	179,027	486,520	93,638

Net investment income (loss)	(641,918)	(7,050)	(122,331)	(294,746)	70,112

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	2,719,941	772,847	759,128	325,746	(129,374)
Capital gain distributions from mutual funds	109,783	8,221	16,682
Change in unrealized appreciation on investments	2,307,367	1,199,824	1,406,315	3,691,173	57,656

Net realized and unrealized gain (loss) on investments	5,137,091	1,980,892	2,182,125	4,016,919	(71,718)

Net increase (decrease) in net assets resulting from operations	$4,495,173	$1,973,842	$2,059,794	$3,722,173	$(1,606)

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

STATEMENT OF CASH FLOWS

Six Months Ended November 30, 2004

(Unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$3,722,173
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investments	(15,891,071)
Proceeds from the sale of investments	14,279,993
Decrease in receivable from advisor	2,011
Decrease in other assets	7,187
Increase in accrued accounting service fees	3,378
Increase in advisory fee payable	22,536
Increase in distribution fee payable	2,371
Decrease in other accrued expenses	(12,812)
Net change in unrealized appreciation on investments	(3,691,173)
Net realized gain on investments	(325,746)

Net cash used in operating activities	(1,881,153)

Cash flows from financing activities
Capital contributions	4,865,739
Capital withdrawals	(3,404,672)
Increase in borrowings for purchase of securities	413,000
Increase in accrued interest expense	7,086

Net cash provided by financing activities	1,881,153

Net change in cash and cash equivalents	—

Cash and cash equivalents
Beginning of period	—
End of period	—

$—

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended November 30, 2004

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Operations
Net investment income (loss)	$(641,918)	$(7,050)	$(122,331)	$(294,746)	$70,112
Net realized gain (loss) from security transactions	2,719,941	772,847	759,128	325,746	(129,374)
Capital gain distributions from mutual funds	109,783	8,221	16,682
Net change in unrealized appreciation on investments	2,307,367	1,199,824	1,406,315	3,691,173	57,656

Increase (decrease) in net assets resulting from operations	4,495,173	1,973,842	2,059,794	3,722,173	(1,606)

Capital share transactions
Proceeds from sale of shares:
Advisor Class	2,120,237	502,800	1,379,406	1,274,871	799,047
Class C	3,478,563	6,047,536	7,300,422	3,589,094	3,974,301
Class D		984,809

	5,598,800	7,535,145	8,679,828	4,863,965	4,773,348

Cost of shares redeemed:
Advisor Class	(74,174)	(79,007)	(6,990,275)	(3,314,733)	(5,529,215)
Class C	(7,194,417)	(1,218,789)	(318,488)	(92,023)	(106,300)
Class D		(7,003,159)

	(7,268,591)	(8,300,955)	(7,308,763)	(3,406,756)	(5,635,515)

Increase (decrease) in net assets resulting from capital share transactions	(1,669,791)	(765,810)	1,371,065	1,457,209	(862,167)

Total increase (decrease) in net assets	2,825,382	1,208,032	3,430,859	5,179,382	(863,773)
Net assets
Beginning of period	50,454,201	19,042,502	22,300,958	26,185,834	16,094,110

End of period	$53,279,583	$20,250,534	$25,731,817	$31,365,216	$15,230,337

Share transactions
Shares sold:
Advisor Class	202,557	29,116	117,455	83,723	73,634
Class C	346,176	358,749	633,975	246,550	374,424
Class D		59,028

	548,733	446,893	751,430	330,273	448,058

Shares redeemed:
Advisor Class	6,861	4,433	600,805	5,728	518,952
Class C	708,396	75,646	28,754	222,171	10,020
Class D		413,232

	715,257	493,311	629,559	227,899	528,972

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2004

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Operations
Net investment income (loss)	$(1,108,950)	$140,821	$(68,579)	$(444,956)	$68,631
Net realized gain (loss) from security transactions	5,726,169	869,117	1,762,987	3,603,498	97,949
Capital gain distributions from mutual funds	183,079	63,573
Net change in unrealized appreciation on investments	5,024,469	1,155,531	1,886,007	1,849,033	(293,096)

Increase (decrease) in net assets resulting from operations	9,824,767	2,229,042	3,580,415	5,007,575	(126,516)

Distributions
From net investment income		(119,840)			(69,612)
From net realized gain on security transactions					(144,290)

Decrease in net assets resulting from distributions		(119,840)			(213,902)

Capital share transactions
Proceeds from sale of shares	11,923,930	7,958,495	8,434,845	11,260,468	8,591,069
Value of shares issued upon reinvestment of dividends		104,961			198,897
Cost of shares redeemed	(10,402,360)	(2,503,189)	(3,031,028)	(6,300,889)	(8,486,015)

Increase (decrease) in net assets resulting from capital share transactions	1,521,570	5,560,267	5,403,817	4,959,579	303,951

Total increase (decrease) in net assets	11,346,337	7,669,469	8,984,232	9,967,154	(36,467)
Net assets
Beginning of year	39,107,864	11,373,033	13,316,726	16,218,680	16,130,577

End of year	$50,454,201	$19,042,502	$22,300,958	$26,185,834	$16,094,110

Share transactions
Shares sold	1,251,548	495,792	752,497	815,906	801,326
Shares reinvested		6,251			18,572
Shares redeemed	1,070,402	157,684	272,067	444,579	783,833

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (3)	Class C Shares
	For the Period Ended Nov. 30, 2004 (Unaudited)	For the Six Months Ended Nov. 30, 2004 (Unaudited)	For the Years Ended May 31,
			2004	2003	2002	2001	2000
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.62	$10.30	$8.29	$8.99	$11.56	$15.55	$14.19

Income from investment operations
Net investment loss	(0.03)	(0.14)	(0.23)	(0.19)	(0.20)	(0.22)	(0.25)
Net realized and unrealized gain (loss) on investments	0.71	1.09	2.24	(0.51)	(1.83)	(2.07)	3.35

Total income (loss) from investment operations	0.68	0.95	2.01	(0.70)	(2.03)	(2.29)	3.10

Distributions
From net realized gain on security transactions					(0.54)	(1.70)	(1.74)

Total distributions					(0.54)	(1.70)	(1.74)

Net asset value, end of year/period	$11.30	$11.25	$10.30	$8.29	$8.99	$11.56	$15.55

Total return (1)	6.40%	9.22%	24.25%	(7.79)%	(17.94)%	(16.82)%	24.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,212	$51,067	$50,454	$39,108	$47,254	$63,761	$88,459
Ratio of expenses to average net assets (2)	1.89%	2.89%	2.85%	2.94%	2.76%	2.42%	2.42%
Ratio of net investment loss to average net assets	(1.64)%	(2.61)%	(2.33)%	(2.41)%	(1.93)%	(1.63)%	(1.79)%
Portfolio turnover rate	111%	111%	117%	97%	57%	60%	61%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 1.95%, 2.95%, 2.89%, 2.98%, 2.76%, 2.57%, and 2.57%, respectively.

(3)	Commencement of operations was July 1, 2004.

The accompanying notes are an integral part of these financial statements.

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CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (3)	Class C Shares (3)	Class D Shares
	For the Period Ended Nov. 30, 2004 (Unaudited)	For the Period Ended Nov. 30, 2004 (Unaudited)	For the Six Months Ended Nov. 30, 2004 (Unaudited)	For the Years Ended May 31,
				2004	2003	2002	2001	2000
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.78	$16.78	$16.45	$13.98	$15.31	$16.54	$22.83	$23.03

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.14	0.01	(0.13)	0.03	0.15
Net realized and unrealized gain (loss) on investments	1.47	1.41	1.77	2.45	(1.34)	(1.07)	(2.37)	1.90

Total income (loss) from investment operations	1.49	1.42	1.78	2.59	(1.33)	(1.20)	(2.34)	2.05

Distributions
From net investment income				(0.12)		(0.01)	(0.16)	(0.50)
From net realized gain on security transactions						(0.02)	(3.79)	(1.75)

Total distributions				(0.12)		(0.03)	(3.95)	(2.25)

Net asset value, end of year/period	$18.27	$18.20	$18.23	$16.45	$13.98	$15.31	$16.54	$22.83

Total return (1)	8.88%	8.46%	10.82%	18.51%	(8.69)%	(7.30)%	(11.32)%	9.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$451	$5,153	$14,647	$19,043	$11,373	$10,467	$9,952	$11,074
Ratio of expenses to average net assets (2)	1.71%	2.62%	2.22%	2.08%	2.17%	2.13%	1.84%	1.43%
Ratio of net investment income (loss) to average net assets	0.30%	0.51%	0.40%	0.89%	0.03%	(0.97)%	(0.27)%	0.82%
Portfolio turnover rate	96%	96%	96%	113%	100%	30%	89%	53%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 1.74%, 2.63%, 2.23%, 2.09%, 2.28%, 2.24%, 2.09%, and 1.84%, respectively.

(3)	Commencement of operations was July 1, 2004.

The accompanying notes are an integral part of these financial statements.

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MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class C Shares (3)	Advisor Class Shares
	For the Period Ended Nov. 30, 2004 (Unaudited)	For the Six Months Ended Nov. 30, 2004 (Unaudited)	For the Years Ended May 31,
			2004	2003	2002	2001	2000
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.15	$11.80	$9.45	$10.09	$12.14	$14.96	$12.70

Income from investment operations
Net investment loss	(0.03)	(0.07)	(0.04)	(0.03)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.64	1.07	2.39	(0.61)	(2.00)	(2.43)	2.49

Total income (loss) from investment operations	0.61	1.00	2.35	(0.64)	(2.05)	(2.48)	2.48

Distributions
From net investment income							(0.12)
From net realized gain on security transactions						(0.32)	(0.10)
In excess of realized gains						(0.02)

Total distributions						(0.34)	(0.22)

Net asset value, end of year/period	$12.76	$12.80	$11.80	$9.45	$10.09	$12.14	$14.96

Total return (1)	5.02%	8.47%	24.87%	(6.34)%	(16.89)%	(16.76)%	19.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,721	$18,011	$22,301	$13,317	$13,936	$13,764	$11,404
Ratio of expenses to average net assets (2)	2.43%	1.23%	1.25%	1.22%	1.25%	1.24%	1.24%
Ratio of net investment loss to average net assets	(2.15)%	(1.34)%	(0.37)%	(0.40)%	(0.54)%	(0.38)%	(0.11)%
Portfolio turnover rate	125%	125%	137%	31%	43%	20%	17%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.43%, 1.45%, 1.60%, 1.77%, 1.57%, 1.44%, and 1.50%, respectively.

(3)	Commencement of operations was July 1, 2004.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (4)	Class C Shares
	For the Period Ended Nov. 30, 2004 (Unaudited)	For the Six Months Ended Nov. 30, 2004 (Unaudited)	For the Years Ended May 31,
			2004	2003	2002	2001	2000
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.57	$14.96	$11.76	$12.92	$17.44	$15.94	$16.09

Income from investment operations
Net investment loss	(0.04)	(0.16)	(0.25)	(0.18)	(0.33)	(0.35)	(0.43)
Net realized and unrealized gain on investments	1.46	2.12	3.45	(0.98)	(4.19)	2.51	1.78

Total income (loss) from investment operations	1.42	1.96	3.20	(1.16)	(4.52)	2.16	1.35

Distributions
From net realized gain on security transactions						(0.66)	(1.50)

Total distributions						(0.66)	(1.50)

Net asset value, end of year/period	$16.99	$16.92	$14.96	$11.76	$12.92	$17.44	$15.94

Total return (1)	9.12%	13.10%	27.21%	(8.98)%	(25.92)%	13.25%	9.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,325	$30,040	$26,186	$16,219	$16,171	$19,334	$13,857
Ratio of operating expenses to average net assets (2)	1.85%	2.75%	2.59%	2.57%	2.59%	2.47%	2.27%
Ratio of total expenses to average net assets (3)	2.65%	3.55%	3.40%	3.50%	3.73%	4.21%	4.00%
Ratio of net investment income to average net assets	(1.34)%	(2.15)%	(1.93)%	(1.79)%	(2.37)%	(2.13)%	(2.33)%
Portfolio turnover rate	80%	80%	70%	117%	73%	82%	113%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 1.92%, 2.82%, 2.68%, 2.84%, 2.59%, 2.47%, and 2.42%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 2.72%, 3.62%, 3.49%, 3.77%, 3.73%, 4.21%, and 4.15%, respectively.

(4)	Commencement of operations was July 1, 2004.

The accompanying notes are an integral part of these financial statements.

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INCOME FUND

FINANCIAL HIGHLIGHTS

	Class C Shares (3)	Advisor Class Shares
	For the Period Ended Nov. 30, 2004 (Unaudited)	For the Six Months Ended Nov. 30, 2004 (Unaudited)	For the Years Ended May 31,
			2004	2003	2002	2001	2000
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.62	$10.63	$10.91	$10.49	$10.58	$10.02	$10.53

Income from investment operations
Net investment income	0.03	0.06	0.06	0.16	0.34	0.57	0.80
Net realized and unrealized gain (loss) on investments	(0.08)	(0.05)	(0.15)	0.46	0.04	0.74	(0.68)

Total income (loss) from investment operations	(0.05)	0.01	(0.09)	0.62	0.38	1.31	0.12

Distributions
From net investment income			(0.06)	(0.20)	(0.47)	(0.75)	(0.51)
From net realized gain on security transactions			(0.13)				(0.12)

Total distributions			(0.19)	(0.20)	(0.47)	(0.75)	(0.63)

Net asset value, end of year/period	$10.57	$10.64	$10.63	$10.91	$10.49	$10.58	$10.02

Total return (1)	(0.47)%	0.09%	(0.88)%	5.90%	3.67%	13.25%	1.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,850	$11,380	$16,094	$16,131	$9,342	$6,577	$3,887
Ratio of expenses to average net assets (2)	2.25%	0.93%	0.84%	0.86%	0.85%	0.85%	0.76%
Ratio of net investment income to average net assets	1.58%	1.15%	0.48%	1.59%	3.45%	6.53%	6.72%
Portfolio turnover rate	184%	184%	115%	77%	227%	0%	126%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.25%, 1.33%, 1.29%, 1.27%, 1.37%, 1.53%, and 1.48%, respectively.

(3)	Commencement of operations was July 1, 2004.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2004

(Information as of and for the six months ended November 30, 2004 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multiple Index Fund (formerly the Multiple Index Trust), Value Fund (formerly the Yorktown Classic Value Trust), and Income Fund (formerly the Treasuries Trust) (collectively the “Funds”). Each Fund offers Class C and Advisor Class shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the Fund on July 1, 2004 and continue to remain invested in the Fund.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) mutual funds (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Capital Income Fund’s primary investment objective is to seek to achieve high current income. The fund’s secondary objective is growth of capital and income. The fund seeks to achieve its objectives by investing primarily in (1) underlying funds that seek to achieve an objective of high current income by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The primary objective of the Value Fund is growth of capital; income is a secondary objective. The fund seeks to achieve these objectives by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Borrowings

The Value Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 2004, the balance due for securities purchased through leveraging was $8,476,000. The average daily balance during the period ended November 30, 2004 was $8,185,377 or $4.50 per share, based on average shares outstanding of 1,820,589. The maximum amount of borrowings outstanding at any month-end during the year was $8,476,000. Value Fund’s investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

Interest is charged at a rate of 1.50% plus the Fed Funds rate (3.5625% as of November 30, 2004). Interest expense for the Value Fund amounted to $110,048 for the period ended November 30, 2004.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .60% of the average daily net assets of the Capital Income Fund; ..70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund and .40% of the average daily net assets of the Income Fund. With respect to the Growth Fund and Capital Income Fund, the Advisor reduces its advisory fees (not below zero) to the extent that Yorktown Distributors, Inc., an affiliated broker-dealer, receives any dealer reallowances or 12b-1 fees resulting from a Fund’s purchase of shares of underlying funds. During the six months ended November 30, 2004, the Advisor waived $14,112 and $920 of its fees for the Growth Fund and Capital Income Fund, respectively, under this arrangement. In addition, prior to October 1, 2004, the Advisor contractually agreed to limit the expenses of the Multiple Index Fund, Value Fund and Income Fund. For the six months ended November 30, 2004, fee waivers under this agreement amounted to $26,231, $9,134 and $33,571, respectively.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the six months ended November 30, 2004, the Advisor received $19,509, $19,973, $18,285, $18,661, and $17,917 from the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund, and Income Fund, respectively.

4.	Investment Activity

For the period ended November 30, 2004, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$27,310,165	$29,258,749	$—	$—
Capital Income Fund	9,043,162	10,449,126	—	—
Multiple Index Fund	15,150,560	14,026,313	—	—
Value Fund	15,891,071	14,279,992	—	—
Income Fund	—	—	12,998,854	13,715,193

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [June 1, 2004 to November 30, 2004, except that certain share classes did not commence operations until July 1, 2004].

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/2004	Expenses Paid ** During the Period	Annaulized Expense Ratio
Growth Fund
Advisor Class *				1.89%
Actual	$1,000.00	$1,064.00	$8.17
Hypothetical (5% return before expenses)	1,000.00	1,050.00	8.12
Class C				2.89%
Actual	1,000.00	1,092.20	15.16
Hypothetical (5% return before expenses)	1,000.00	1,050.00	14.85

Capital Income Fund
Advisor Class *				1.71%
Actual	1,000.00	1,088.80	7.49
Hypothetical (5% return before expenses)	1,000.00	1,050.00	7.35
Class C *				2.62%
Actual	1,000.00	1,084.60	11.45
Hypothetical (5% return before expenses)	1,000.00	1,050.00	11.26
Class D				2.22%
Actual	1,000.00	1,108.20	11.73
Hypothetical (5% return before expenses)	1,000.00	1,050.00	11.41

Multiple Index Fund
Advisor Class				1.23%
Actual	1,000.00	1,084.70	6.43
Hypothetical (5% return before expenses)	1,000.00	1,050.00	6.32
Class C *				2.43%
Actual	1,000.00	1,050.20	10.44
Hypothetical (5% return before expenses)	1,000.00	1,050.00	10.44

Value Fund
Advisor Class *				2.65%
Actual	1,000.00	1,091.20	11.62
Hypothetical (5% return before expenses)	1,000.00	1,050.00	11.38
Class C				3.55%
Actual	1,000.00	1,131.00	18.97
Hypothetical (5% return before expenses)	1,000.00	1,050.00	18.24

Income Fund
Advisor Class				0.93%
Actual	1,000.00	1,000.90	4.66
Hypothetical (5% return before expenses)	1,000.00	1,050.00	4.78
Class C *				2.25%
Actual	1,000.00	995.30	9.41
Hypothetical (5% return before expenses)	1,000.00	1,050.00	9.67

*	Commencement of operations was July 1, 2004.

**	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183 for the full period or 153 for those classes that commenced operations on July 1, 2004), and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

P.O. Box 2529

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to registrant.

Item 10:  Submission of Matters to a Vote of Security Holders

Not applicable

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the President and Chief Financial Officer of American Pension Investors Trust have concluded that such disclosure controls and procedures are effective as of November 30, 2004.

 (b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of American Pension Investors Trust that occurred during the second fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1)

The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)

Not applicable to registrant.

(b)

The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.  The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      AMERICAN PENSION INVESTORS TRUST

Date:

February 3, 2005

/s/ David D. Basten

David D. Basten

President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

February 3, 2005

/s/ David D. Basten

David D. Basten

President

Date:

February 3, 2005

/s/ Charles D. Foster

Charles D. Foster

Chief Financial Officer